Retirement Plans (Defined Benefit And Postretirement Benefit Plans) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	May 25, 2014 Defined Benefit Plans		May 26, 2013 Defined Benefit Plans		May 27, 2012 Defined Benefit Plans	May 26, 2013 Defined Benefit Plans U.S. Equities	May 25, 2014 Defined Benefit Plans U.S. Equities	May 26, 2013 Defined Benefit Plans Fixed-Income Securities	May 25, 2014 Defined Benefit Plans Fixed-Income Securities	May 26, 2013 Defined Benefit Plans International Equities	May 25, 2014 Defined Benefit Plans International Equities	May 26, 2013 Defined Benefit Plans Real Assets	May 25, 2014 Defined Benefit Plans Real Assets	May 25, 2014 Defined Benefit Plans US Comingled Fund	May 25, 2014 Defined Benefit Plans U.S. Corporate Securities	May 25, 2014 Defined Benefit Plans International Comingled Fund	May 25, 2014 Defined Benefit Plans U.S. Treasury securities	May 25, 2014 Defined Benefit Plans Emerging Markets Comingled Fund	May 25, 2014 Defined Benefit Plans Real Estate Funds	May 25, 2014 Defined Benefit Plans Other Investments	May 25, 2014 Postretirement Benefit Plan	May 26, 2013 Postretirement Benefit Plan	May 25, 2014 Maximum Defined Benefit Plans	May 25, 2014 10-Year Rates Defined Benefit Plans	May 25, 2014 15-Year Rates Defined Benefit Plans	May 25, 2014 20-Year Rates Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution to the benefit plans																					$ 1.1		$ 0.4
Expected long-term rate of return on plan assets (percentage)	8.00%	[1]	9.00%	[1]	9.00%
Actual rate of return on plan assets (percentage)																								9.30%	8.40%	9.90%
Target asset fund allocation (percentage)						40.00%	37.00%	35.00%	40.00%	20.00%	18.50%	5.00%	4.50%
Concentration of market risk related to large investments in a single fund or sector (percentage)														35.90%	19.70%	12.80%	11.30%	5.50%	5.40%	5.00%
Effect of quarter percentage point change in discount rate on earnings before income taxes	0.6
Effect of quarter percentage point change in expected long term rate of return on plan assets on earnings before income taxes	0.5
Assumed health care cost trend rate increase in per-capita charges (percentage)																					6.80%
Ultimate health care cost trend rate (percentage)																					5.00%
Year that rate reaches ultimate trend rate																					2021
Effect of one percentage point increase on service and interest cost components																					0.5
Effect of one percentage point decrease on service and interest cost components																					0.4
Effect of one percentage point increase on accumulated postretirement benefit obligation																					7.4
Effect of one percentage point decrease on accumulated postretirement benefit obligation																					5.9
Amortization of net actuarial loss	2.6																				0.5
Plan curtailments	6.4		0																		4.8	0
Plan amendments	$ 0.6		$ 0																		$ 0	$ 0

[1]	Determined as of the beginning of fiscal year.